PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Interest receivable	$ 127	$ 63
Deposits	904	996
VAT refund receivables	634	2,812
Prepayments to suppliers	$ 733	704
Receivable on disposal of property and equipment		2,852
Other receivables	$ 350	443
Prepaid income tax	266	154
Other prepaid expenses	768	1,650
Prepaid expenses and other current assets, net	$ 3,782	$ 9,674